                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [x]; Amendment Number: 3

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:


/s/ Michael Turro               Evanston, IL                  November 15, 2010
-----------------------------   ---------------------------   ------------------
[Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:             5
Form 13F Information Table Value Total:   $   195,896
                                          (thousands)

List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                VOTING AUTHORITY
         NAME OF          TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
          ISSUER            CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PSYCHIATRIC SOLUTIONS INC COM      74439H108   15,231   511,100 SH       SOLE                  511,100
PSYCHIATRIC SOLUTIONS INC COM      74439H108    1,895    63,600 SH  PUT  SOLE                   63,600
ALCON INC                 COM SHS  H01301102   25,543   158,100 SH       SOLE                  158,100
ALCON INC                 COM SHS  H01301102   48,694   301,400 SH       SOLE                  301,400
SMITH INTL INC            COM      832110100  104,533 2,441,220 SH       SOLE                2,441,220